Use of Judgments, Estimates, and Assumptions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Use of Judgments, Estimates, and Assumptions [Abstract]
USE OF JUDGMENTS, ESTIMATES, AND ASSUMPTIONS

4. USE OF JUDGMENTS, ESTIMATES, AND ASSUMPTIONS

The preparation of financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. Estimates and judgments are continually evaluated and are based on historic experience, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to accounting estimates are recognised in the year in which the estimate is revised if the revision affects only that year or in the year of the revision and future years if the revision affects both current and future years.

The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are as follows:

Expected credit loss allowance against trade receivables

An allowance against trade receivables is recognised as per IFRS 9 considering the pattern of receipts from, and the future financial outlook of, the concerned customer. In measuring the expected credit losses, the trade receivables have been assessed on a collective basis as they possess shared credit risk characteristics. They have been grouped based on the credit period and the days past due.

Allowance for related party balances

The Company reviews related party balances on a regular basis and considers the recoverability and impairment of such amounts and recognises an allowance as per IFRS 9 for such balances where the amount from related party is not recoverable. It is reviewed by the management on a regular basis.

Useful lives and residual values of property and equipment

The Company reviews the useful lives and residual values of property and equipment on a regular basis. Any changes in estimates may affect the carrying amounts of the respective items of property and equipment with a corresponding effect on the related depreciation charge.

Leases

The Company exercises judgment in determining the approximate lease term on a lease by lease basis. The Company considers all facts and circumstances that may create an economic incentive to exercise renewal options and also evaluated the economic incentive related to continuation of existing leaseholds. The Company is also required to estimate specific criteria in order to estimate the carrying amount of right-of-use assets and lease liabilities including the incremental borrowing rate and effective interest rate.

5. USE OF JUDGMENTS, ESTIMATES, AND ASSUMPTIONS

The preparation of financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. Estimates and judgments are continually evaluated and are based on historic experience, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to accounting estimates are recognised in the year in which the estimate is revised if the revision affects only that year or in the year of the revision and future years if the revision affects both current and future years.

The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are as follows:

Expected credit loss allowance against trade receivables

An allowance against trade receivables is recognised as per IFRS 9 considering the pattern of receipts from, and the future financial outlook of, the concerned customer. In measuring the expected credit losses, the trade receivables have been assessed on a collective basis as they possess shared credit risk characteristics. They have been grouped based on the credit period and the days past due.

Allowance for related party balances

The Company reviews related party balances on a regular basis and considers the recoverability and impairment of such amounts and recognises an allowance as per IFRS 9 for such balances where the amount from related party is not recoverable. It is reviewed by the management on a regular basis.

Useful lives and residual values of property and equipment

The Company reviews the useful lives and residual values of property and equipment on a regular basis. Any changes in estimates may affect the carrying amounts of the respective items of property and equipment with a corresponding effect on the related depreciation charge.

Leases

The Company exercises judgment in determining the approximate lease term on a lease by lease basis. The Company considers all facts and circumstances that may create an economic incentive to exercise renewal options and also evaluated the economic incentive related to continuation of existing leaseholds. The Company is also required to estimate specific criteria in order to estimate the carrying amount of right-of-use assets and lease liabilities including the incremental borrowing rate and effective interest rate.